Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of line of credit facility
The following table sets forth a summary of the outstanding principal amounts under such loans as of June 30, 2017:

	Maturity Date	Interest Rate(1)	June 30, 2017
Term loan facility	February 6, 2022	3.03%	$1,500,000
Revolving facility	February 6, 2021	N/A	—
Total			1,500,000
Less deferred financing costs, net			(13,471)
Total			$1,486,529

(1)	Interest rate for the Term Loan Facility is based on LIBOR plus an applicable margin of 1.80%; as of June 30, 2017, LIBOR was 1.23%.
All of the then-existing credit facilities were paid in full on February 6, 2017 in connection with the closing of our IPO. The following table sets forth a summary of the outstanding principal amounts of these credit facilities as of June 30, 2017 and December 31, 2016:

			Outstanding Principal Balance(1)
	Origination Date	Range of Spreads	June 30, 2017	December 31, 2016
IH1 2015	April 3, 2015	325 bps	$—	$85,492
IH2 2015	September 29, 2015	275 bps	—	43,859
IH3 2013	December 19, 2013	300-425 bps	—	932,583
IH4 2014	May 5, 2014	300-425 bps	—	529,866
IH5 2014	December 5, 2014	275-400 bps	—	564,348
IH6 2016	April 13, 2016	250-375 bps	—	165,437
Total			—	2,321,585
Less deferred financing costs, net			—	(6,044)
Total			$—	$2,315,541

(1)	Outstanding Principal Balance does not include capitalized deferred financing costs, net.

Invitation Homes’ credit facilities were comprised of the following as of December 31, 2016 and 2015:

				Outstanding Principal Balance(3)
Credit Facility	Origination Date	Maturity Date(1)	Interest Rate(2)	December 31, 2016	December 31, 2015
IH1 2015(4)	April 3, 2015	October 3, 2017	4.02%	$85,492	$161,105
IH2 2015(5)	September 29, 2015	March 29, 2017	3.52%	43,859	116,109
IH3 2013(6)	December 19, 2013	June 30, 2017	3.77%	932,583	958,622
IH4 2014(7)	May 5, 2014	May 5, 2017	3.77%	529,866	556,987
IH5 2014(8)	December 5, 2014	June 5, 2017	3.94%	564,348	563,125
IH6 2016(9)	April 13, 2016	April 13, 2018	3.28%	165,437	—
Total				2,321,585	2,355,948
Less deferred financing costs, net				(6,044)	(8,207)
Total				$2,315,541	$2,347,741

(1)
The maturity dates above are reflective of all extensions that have been exercised. On February 6, 2017, the outstanding balances for all six credit facilities were repaid in full. See Note 14 for activity related to credit facilities subsequent to December 31, 2016.

(2)	Interest rates are based on a spread to LIBOR; as of December 31, 2016, LIBOR was 0.77%.

(3)	Outstanding Principal Balance does not include capitalized deferred financing costs, net.

(4)	As of December 31, 2016, we had the right to borrow up to $85,492, bearing interest of LIBOR + 325 basis points, and an unused commitment fee of 50 basis points per year.

(5)	As of December 31, 2016, we had the right to borrow up to $105,800; bearing interest at LIBOR + 275 basis points, and an unused commitment fee of 50 basis points per year.

(6)
As of December 31, 2016, we had the right to borrow up to $932,583, bearing interest at either LIBOR + 300 or 425 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points per year.

(7)
As of December 31, 2016, we had the right to borrow up to $529,866, bearing interest at either LIBOR + 300 or 425 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points.

(8)
As of December 31, 2016, we had the right to borrow up to $564,348, bearing interest at either LIBOR + 275 or + 400 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points per year.

(9)
As of December 31, 2016, we had the right to borrow up to $550,000, bearing interest at either LIBOR + 250 or 375 basis points (depending on the nature of the financed property), and an unused commitment fee of 50 basis points per year.

Schedule of long-term debt instruments
The following table sets forth a summary of the mortgage loan indebtedness as of June 30, 2017 and December 31, 2016:

				Outstanding Principal Balance(3)
	Maturity Date	Interest Rate(2)	Range of Spreads	June 30, 2017(4)	December 31, 2016
IH1 2013-1	N/A	N/A	115-365 bps	$—	$462,431
IH1 2014-1	N/A	N/A	100-375 bps	—	978,231
IH1 2014-2(1)(5)	September 9, 2018	3.13%	110-400 bps	704,523	710,664
IH1 2014-3(1)	December 9, 2017	3.56%	120-500 bps	147,634	766,753
IH2 2015-1, net(1)(6)	March 9, 2018	3.60%	145-430 bps	529,497	531,318
IH2 2015-2(1)	June 9, 2018	3.18%	135-370 bps	628,988	630,283
IH2 2015-3(1)(7)	August 9, 2018	3.41%	130-475 bps	1,170,395	1,184,314
IH1 2017-1, net(8)	June 9, 2027	4.17%	N/A	996,479	—
Total Securitizations				4,177,516	5,263,994
Less deferred financing costs, net				(18,850)	(9,256)
Total				$4,158,666	$5,254,738

(1)
The initial maturity term of each of these mortgage loans is two years, individually subject to three, one-year extension options at the borrower’s discretion (provided that there is no continuing event of default under the loan agreement and the borrower obtains a replacement interest rate cap agreement in a form reasonably acceptable to the lender). Our IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3 mortgage loans have exercised the first extension options, and IH1 2014-2 has exercised the second option. The maturity dates above are reflective of all extensions that have been exercised.

(2)
For each of our first seven mortgage loans, interest rates are based on a weighted average spread to LIBOR; as of June 30, 2017 LIBOR was 1.23%. Our IH1 2017-1 mortgage loan bears interest at a fixed rate of 4.17% per annum equal to the market determined pass-through rate payable on the certificates, plus applicable servicing fees.

(3)	Outstanding Principal Balance is net of discounts and does not include capitalized deferred financing costs, net.

(4)	From July 1, 2017 to August 7, 2017, we made prepayments of $848 on our mortgage loans related to the disposition of properties.

(5)	On August 3, 2017, we exercised our second one-year extension option on IH1 2014-2, extending the maturity from September 9, 2017 to September 9, 2018 (see Note 15).

(6)	Net of unamortized discount of $0 and $55 as of June 30, 2017 and December 31, 2016, respectively.

(7)	On July 12, 2017, we exercised our first one-year extension option on IH2 2015-3, extending the maturity from August 9, 2017 to August 9, 2018 (see Note 15).

(8)	Net of unamortized discount of $3,521 as of June 30, 2017.
The following table lists the gross carrying values of the single-family residential properties, including held for sale properties, pledged as collateral for the loans as of June 30, 2017 and December 31, 2016:

	Number of Homes(1)	June 30, 2017	December 31, 2016
IH1 2013-1	—	$—	$533,005
IH1 2014-1	—	—	1,124,069
IH1 2014-2	3,619	784,024	785,459
IH1 2014-3	3,915	844,870	850,056
IH2 2015-1	2,999	593,546	594,155
IH2 2015-2	3,507	744,001	744,070
IH2 2015-3	6,985	1,368,310	1,382,683
IH1 2017-1	7,204	1,241,282	—
Total	28,229	$5,576,033	$6,013,497

(1)
The loans are secured by first priority mortgages on portfolios of single-family residential properties owned by S1 Borrower, S2 Borrower, S3 Borrower, S4 Borrower, S5 Borrower, S6 Borrower, S7 Borrower, and S9 Borrower. The numbers of homes noted above are as of June 30, 2017. As of December 31, 2016, a total of 30,900 homes (unaudited) were secured by the above-mentioned mortgage loans.

The following table sets forth a summary of the mortgage loan indebtedness as of December 31, 2016 and 2015:

				Outstanding Principal Balance(3)
	Maturity Date(1)	Rate(2)	Range of Spreads	December 31, 2016(4)	December 31, 2015
IH1 2013-1(5)	December 9, 2017	2.45%	115-365 bps	$462,431	$469,554
IH1 2014-1(6)	June 9, 2017	2.61%	100-375 bps	978,231	993,738
IH1 2014-2, net(7)	September 9, 2017	2.67%	110-400 bps	710,664	718,610
IH1 2014-3, net(8)	December 9, 2017	3.08%	120-500 bps	766,753	766,043
IH2 2015-1, net(9)	March 9, 2018	3.13%	145-430 bps	531,318	536,174
IH2 2015-2(10)	June 9, 2017	2.72%	135-370 bps	630,283	631,097
IH2 2015-3	August 9, 2017	2.94%	130-475 bps	1,184,314	1,190,695
Total Securitizations				5,263,994	5,305,911
Less deferred financing costs, net				(9,256)	(41,718)
Total				$5,254,738	$5,264,193

(1)
Each mortgage loan’s initial maturity term is two years, individually subject to three, one-year extension options at the borrower’s discretion (provided that there is no event of default under the loan agreement and the borrower obtains a replacement interest rate cap agreement in a form reasonably acceptable to the lender). Our IH1 2014-1, IH1 2014-2, IH1 2014-3, and IH2 2015-1 mortgage loans have exercised the first extension options, and IH1 2013-1 has exercised the second extension option. The maturity dates above are reflective of all extensions that have been exercised.

(2)	Interest rates are based on a weighted average spread to LIBOR; as of December 31, 2016, LIBOR was 0.77%.

(3)	Outstanding Principal Balance is net of discounts and does not include capitalized deferred financing costs, net.

(4)	From January 1, 2017 to March 24, 2017, we made repayments of $16,398 on our mortgage loans related to the disposition of properties.

(5)	On February 6, 2017, the outstanding balance of IH1 2013-1 was repaid in full. See Note 14 for subsequent activity related to our mortgage loans.

(6)	On February 6, 2017 and March 9, 2017, we made voluntary repayments of $291,500 and $260,000, respectively (see Note 14).

(7)	Net of unamortized discount of $0 and $1,325 as of December 31, 2016 and 2015, respectively.

(8)	Net of unamortized discount of $0 and $3,279 as of December 31, 2016 and 2015, respectively.

(9)
Net of unamortized discount of $55 and $351 as of December 31, 2016 and 2015, respectively. On February 9, 2017, we exercised our first one-year extension option on IH2 2015-1, extending the maturity from March 9, 2017 to March 9, 2018 (see Note 14).

(10)On March 9, 2017, we submitted a notification to request an extension of the maturity of the IH2 2015-2 mortgage loan from June 9, 2017 to June 9, 2018 upon approval (see Note 14).
The following table lists the gross carrying values of the single-family residential properties pledged as collateral for the loans as of December 31, 2016 and 2015:

	Number of Homes(1)	December 31, 2016	December 31, 2015
IH1 2013-1	3,185	$533,005	$535,079
IH1 2014-1	6,326	1,124,069	1,140,370
IH1 2014-2	3,669	785,459	795,784
IH1 2014-3	3,997	850,056	852,067
IH2 2015-1	3,021	594,155	595,494
IH2 2015-2	3,520	744,070	740,547
IH2 2015-3	7,182	1,382,683	1,377,551
Total	30,900	$6,013,497	$6,036,892

(1)
The loans are secured by first priority mortgages on portfolios of single-family residential properties owned by S1 Borrower, S2 Borrower, S3 Borrower, S4 Borrower, S5 Borrower, S6 Borrower, and S7 Borrower. The numbers of homes noted above are as of December 31, 2016. As of December 31, 2015, a total of 31,224 homes were secured by the above-mentioned mortgage loans.

The following table sets forth a summary of the outstanding principal amounts under such loans as of December 31, 2016 and 2015:

	Origination Date	Maturity Date	December 31, 2016	December 31, 2015
IH3 warehouse loan(1)	March 26, 2014	December 31, 2017	$—	$38,137
IH4 warehouse loan(1)	May 7, 2014	May 6, 2015	—	4,740
IH5 warehouse loan(2)	April 27, 2015	April 26, 2016	—	71,146
Total warehouse loans			$—	$114,023

(1)	This loan bore interest at LIBOR + 275 basis points. The loan was repaid in full during the year ended December 31, 2016.

(2)	This loan bore interest at LIBOR + 250 basis points. The loan was repaid in full during the year ended December 31, 2016.

Schedule of maturities of long-term debt
Future maturities of these mortgage loans as of June 30, 2017 are set forth in the table below:

Year	Principal(1)
2017	$147,634
2018	3,033,403
2019 and thereafter	1,000,000
Total payments	4,181,037
Less discounts	(3,521)
Total mortgage loans, net	$4,177,516

(1)
Each of the mortgage loans, except IH1 2017-1, are subject to three one-year extension options at the borrower's discretion (upon approval from the lender), of which the IH1 2014-3, IH2 2015-1, IH2 2015-2, and IH2 2015-3 mortgage loans have exercised the first extension options, and IH1 2014-2 has exercised the second option.

Future maturities of the New Credit Facility as of June 30, 2017 are set forth in the table below:

Year	Principal
2022	$1,500,000

Future maturities of these mortgage loans as of December 31, 2016 are set forth in the table below:

Year	Principal(1)
2017	$4,732,676
2018	531,373
Total payments	5,264,049
Less discounts	(55)
Less deferred financing costs, net	(9,256)
Total mortgage loans, net	$5,254,738

(1)
Each mortgage loan is subject to three one-year extension options at the borrower's discretion, of which the IH1 2014-1, IH1 2014-2 and IH1 2014-3 mortgage loans have exercised the first extension options, and IH1 2013-1 has exercised the second extension option.

The following table reflects the full repayment of all credit facilities that occurred on February 6, 2017:

Year	Principal
2017	$2,321,585
Total payments	2,321,585
Less deferred financing costs, net	(6,044)
Total credit facilities, net	$2,315,541